Taxes Payable (Tables)	6 Months Ended
Apr. 30, 2026
Taxes Payable [Abstract]
Schedule of Taxes Payable	Taxes payable comprised of the following:
	April 30,	October 31,
	2026	2025
Value-added tax, net	873	186
Other taxes	1,133	676
Total	2,006	862